Note Net income per common share (Computation of net income (loss) per common share ("EPS"), basic and diluted) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic and Diluted [Abstract]
Net income (loss) from continuing operations	$ 618,158	$ 107,681	$ 215,556
Net income from discontinued operations	0	0	1,135
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net income (loss) applicable to common stock	$ 614,435	$ 103,958	$ 212,968
Average common shares outstanding	101,142,258	101,966,429	103,275,264
Average potential dilutive common shares	166,385	78,907	102,019
Average common shares outstanding - assuming dilution	101,308,643	102,045,336	103,377,283
Basic EPS	$ 6.07	$ 1.02	$ 2.05
Basic EPS from discontinued operations	0	0	0.01
Net Income per Common Share - Basic	6.07	1.02	2.06
Diluted EPS	6.06	1.02	2.05
Diluted EPS from discontinued operations	0	0	0.01
Net Income per Common Share - Diluted	$ 6.06	$ 1.02	$ 2.06